Related party transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related party transactions
Schedule of company's senior management
Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Arnaldo Jawerbaum	08/13/1966	Operating Manager	2022
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of balances with related parties
Item	06.30.2023	06.30.2022
Trade and other receivables	7,809	9,447
Investments in financial assets	1,722	6,110
Borrowings	(308)	(358)
Trade and other payables	(8,768)	(2,402)
Total	455	12,797

Schedule of results with related parties
Related party	06.30.2023	06.30.2022	Description of transaction	Item
New Lipstick LLC	62	65	Reimbursement of expenses receivable	Trade and other receivable
Comparaencasa Ltd.	559	589	Other investments	Investments in financial assets
	-	(88)	Others	Trade and other payables
Galerias Pacifico	1,570	1,516	Others	Trade and other receivable
La Rural S.A.	796	530	Loans granted	Trade and other receivable
	-	440	Dividends	Trade and other receivable
	(137)	(11)	Others	Trade and other payables
	2	9	Others	Trade and other receivable
Other associates and joint ventures	1	2	Reimbursement of expenses receivable	Trade and other receivable
	(86)	(132)	Loans obtained	Borrowings
	12	14	Leases and/or rights of use receivable	Trade and other receivable
	45	-	Irrevocable contributions pending subscription	Trade and other receivable
	27	41	Management Fee	Trade and other receivable
	(134)	(135)	NCN	Borrowings
	(70)	(91)	Others	Trade and other payables
	18	108	Others	Trade and other receivable
	1	2	Share based payments	Trade and other payables
Total associates and joint ventures	2,666	2,859
Cresud	-	11	Reimbursement of expenses receivable	Trade and other receivable
	(784)	(897)	Corporate services receivable	Trade and other payables
	427	5,521	NCN	Investment in financial assets
	(252)	(442)	Others	Trade and other payables
	(3)	(6)	Share based payments	Trade and other payables
Total parent company	(612)	4,187
Futuros y Opciones S.A.	1	4	Others	Trade and other receivable
Helmir S.A.	(88)	(91)	NCN	Borrowings
Total subsidiaries of parent company	(87)	(87)
Directors	(7,388)	(785)	Fees for services received	Trade and other payables
	-	1,300	Advances	Trade and other receivable
Rundel Global LTD	736	-	Other investments	Investments in financial assets
Yad Levim LTD	4,739	4,762	Loans granted	Trade and other receivable
Others (1)	(9)	(28)	Leases and/or rights of use receivable	Trade and other payables
	511	591	Others	Trade and other receivable
	(126)	(30)	Others	Trade and other payables
	-	(26)	Management Fee	Trade and other payables
	25	54	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	(1,512)	5,838
Total at the end of the year	455	12,797
Related party	06.30.2023	06.30.2022	06.30.2021	Description of transaction
BACS	-	125	276	Financial operations
Metropolitan (1)	-	67	54	Financial operations
BHN Vida S.A	(3)	54	54	Leases and/or rights of use
BHN Seguros Generales S.A.	(1)	52	22	Leases and/or rights of use
Lipstick Management LLC	-	43	30	Financial operations
Comparaencasa Ltd.	75	414	-	Financial operations
La Rural S.A.	-	-	(54)	Leases and/or rights of use
Condor	4	58	901	Financial operations
Otras asociadas y negocios conjuntos	70	293	41	Financial operations
	(63)	(30)	(28)	Leases and/or rights of use
	92	67	-	Corporate services
Total associates and joint ventures	174	1,143	1,296
Cresud	103	132	127	Leases and/or rights of use
	(2,846)	(2,455)	(2,520)	Corporate services
	3,975	(54)	1,164	Financial operations
Total parent company	1,232	(2,377)	(1,229)
Helmir	(25)	2	338	Financial operations
Total subsidiaries of parent company	(25)	2	338
Directors	(9,070)	(2,836)	(2,988)	Fees and remunerations
Senior Management	(178)	(166)	(155)	Fees and remunerations
Rundel Globa LTD	132	-	-	Financial operations
Yad Leviim LTD	215	244	-	Financial operations
Others (2)	15	13	-	Corporate services
	(18)	22	(56)	Leases and/or rights of use
	(23)	37	(6)	Financial operations
	(150)	(136)	(188)	Donations
	(215)	(32)	-	Fees and remuneration
	(100)	(106)	(106)	Legal services
Total others	9,392	(2,960)	(3,499)
Total at the end of the year	8,011)	(4,192)	(3,094)

Schedule of transactions with related parties
Related party	06.30.2023	06.30.2022	Description of the operation
Quality	(55)	(88)	Capital contributions
Condor	-	(1,865)	Exchange of shares
Comparaencasa	-	(278)	Capital contributions
Total capital contributions	(55)	(2,231)
Cresud	(18,797)	-	Dividend distributed
Helmir	(948)	-	Dividend distributed
Total other transactions	(19,745)	-
Condor	103	7,731	Dividends received
Nuevo Puerto Santa Fe	216	-	Dividends received
Total other transactions	319	7,731